INVESTMENTS, ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INVESTMENTS, ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS
NOTE 3 - INVESTMENTS, ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS

NOTE 3 - INVESTMENTS, ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS

Investments

The Company records certain investments using the cost method. If cost exceeds fair value, an impairment loss is recognized unless the impairment is considered temporary. The Company records investments in equity securities using the fair value method. In certain cases, the equity securities may not meet the criteria for RDFV, then the Company determines the fair value using Black-Scholes calculations with applicable assumptions.

The Company had investments recorded using the cash method of $35,000 as of June 30, 2021 and December 31, 2020.

The Company had investments in equity securities using the fair value method of $0 and $588,637 as of June 30, 2021, and December 31, 2020, respectively. On April 26, 2021, the Company completed a debt reduction through the sale of Jacksam Corporation shares owned by the Company to Greg Lambrecht. No gain or losses were incurred with this debt settlement.

2021 Acquisition - Box Pure Air, LLC

On February 26, 2021, the Company completed the acquisition of 51% of the membership interests in Box Pure Air, LLC. The purchase price consideration for this ownership interest was $500,000 paid with the issuance of 168,350 shares of common stock. The total value of common stock issued was allocated to goodwill pending further assessment and identification of acquired assets.

Total revenue of $65,430 and $217,098, net loss of ($353,115) and ($353,115), and contributed net loss of ($180,088) and ($152,043) after non-controlling interest related to Box Pure Air for the three and six months ended June 30, 2021, respectively, are included in the Company’s accompanying consolidated statement of operations.

2021 Acquisition - EnergyWyze, LLC

On January 26, 2021 the Company entered into a purchase agreement to acquire 100% ownership of EnergyWyze, LLC, a limited liability company. The purchase price consideration consisted of the following:

The Company paid $25,000 at closing and the remaining balance of $50,000 in the form of a 180-day Note (the “Seller Note”) to be retired in conjunction with any capital raise associated with the up listing of the Company’s common stock to a national exchange. The Seller Note would be extendable for a period of 90-days at the Company’s option, furthermore the note can be converted at any time into Common Stock during the initial 180-day period based on the 10 Day Volume Weighted Average Price (VWAP) of the Company’s common stock. These two components of the purchase price consideration were allocated to Goodwill pending further assessment and identification of acquired assets. The Company paid the $25,000 at the closing and recorded a Seller Note with a fair value of $50,000 as a short-term liability on the balance sheet as of March 31, 2021. As of June 30, 2021, the Seller Note has been paid in full.

The final component of the consideration consisted of the following:

$450,000.00 USD in Restricted Common Stock of the Company based on the 10 Day VWAP immediately preceding the closing date. Such shares are allocated equally, $150,000 USD each, between the principal members of Energy Wyze, and will vest over a three-year period. Each principal member must be employed on the vesting date to be awarded such shares. The vesting schedule shall be as follows: $50,000 USD shall vest on July 1, 2021, and $100,000 USD, representing the remaining balance, shall be divided into ten equal amounts and will vest on quarterly basis over the next 10 quarters post the initial vesting period of July 1, 2021.

For this component of the acquisition, the Company determined the $450,000 payment represented compensation for post-acquisition services due to the vesting directly tied to the sellers’ employment by the Company. Further, the Company determined that it was “more-likely-than-not” the principal members would remain employed for the 36-month vesting period. The Company determined the fair value of the $450,000 using the Black-Scholes calculation method based on the following criteria:

March 31, 2021
Dividend yields	0%
Exercise price based on 10-day VWAP for the common stock	$1.47
Volatility	136.8%
Risk free rate	.018%

Based on the Black-Scholes calculation, the purchase consideration price of $450,000 had a fair value of $339,599. The Company recorded the $450,000, net of the initial $110,401 discount as a purchase price liability with an offset to deferred compensation asset. The deferred compensation and the discount amount will be amortized to compensation expense over the 36 months consistent with the vesting schedule set forth in the acquisition agreement. The purchase price liability will be converted to common stock upon issuance of any vested shares.

Goodwill and Intangible Assets

The following table presents details of the Company’s goodwill as of June 30, 2021 and December 31, 2020:

Goodwill
Balances at December 31, 2020:	$1,893,740
Aggregate goodwill acquired	575,000
Impairment losses	-
Goodwill adjustment	-
Balances at June 30, 2021:	$2,468,740

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. Specifically, a goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses level 3 inputs and a discounted cash flow methodology. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units.

The Company used the discounted cash flow method for the impairment testing as of March 31, 2021, and December 31, 2020. The Company performed discounted cash flow analysis projected over four years to estimate the fair value of the reporting unit, using management’s best judgement as to revenue growth rates and expense projections. This analysis indicated cash flows (and discounted cash flows) greater than the book value of goodwill. The Company determined there were no indicators of impairment in goodwill as of June 30, 2021.

NOTE 3 - INVESTMENTS, ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS

Investments

The Company records certain investments using the cost method. If cost exceeds fair value, an impairment loss is recognized unless the impairment is considered temporary. The Company records investments in equity securities using the fair value method. In certain cases, the equity securities may not meet the criteria for RDFV, then the Company determines the fair value using the market price of the equity securities on the given remeasurement date less the applicable discount calculated using a put option pricing model with the applicable assumptions and inputs.

The Company had investments recorded using the cash method of $35,000 and $60,000 as of December 31, 2020 and 2019, respectively.

The Company had investments in equity securities using the fair value method of $588,637 and $0 as of December 31, 2020 and 2019, respectively.

2019 Asset Acquisition - Direct Solar LLC and AI Live Transfers LLC

On May 14, 2019, the Company, via the formation of Direct Solar America, completed the acquisition of certain assets of Direct Solar LLC and AI Live Transfers LLC (the “Acquired Assets”). The Company owns 51% of the membership interests of Direct Solar America. In connection with the acquisition of these assets the Company issued an aggregate of 156,058,751 shares of common stock. The Company agreed that it shall reinvest into Direct Solar America its portion of distributions of Net Cash Flow (as defined in the Operating Agreement of Direct Solar America), if any, up to $250,000 per quarter, up to a total of $750,000. Direct Solar America has not made any distributions and no amounts have been reinvested as of December 31, 2020.

The total value of common stock issued for the purchase of the Acquired Assets was $1,966,340 on the issuance date and was allocated to goodwill based on the workforce acquired and to intangible assets based on trademarks and tradenames acquired. The total purchase price for the Acquired Assets was allocated as follows:

Intangible assets	$72,600
Goodwill	1,893,740
Current assets	-
Current liabilities	-
Total net assets acquired	$1,966,340
The purchase price consists of the following:
Cash	-
Common Stock	1,966,340
Total purchase price	$1,966,340

Total revenue of $2,653,924, net loss of $848,351, and contributed net loss of $410,788 after non-controlling interest related to Direct Solar America for the year ended December 31 , 2020 are included in the Company’s accompanying consolidated statement of operations.

Goodwill and Intangible Assets

The following table presents details of the Company’s goodwill as of December 31, 2020 and December 31, 2019:

Direct Solar America
Balances at December 31, 2019:	1,966,340
Aggregate goodwill acquired	-
Impairment losses	-
Goodwill adjustment	(72,600)
Balances at December 31, 2020:	$1,893,740

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. Specifically, a goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses level 3 inputs and a discounted cash flow methodology. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units.

The Company used the discounted cash flow method for the impairment testing as of December 31, 2020. The Company performed discounted cash flow analysis projected over four years to estimate the fair value of the reporting unit, using management’s best judgement as to revenue growth rates and expense projections. This analysis indicated cash flows (and discounted cash flows) greater than the book value of goodwill. The Company determined there were no indicators of impairment in goodwill during the year ended December 31, 2020.

During the year ended December 31, 2020, the Company adjusted its goodwill to reflect its final valuation of its goodwill and intangible assets. The adjustment decreased goodwill and increased intangible assets by $72,600, with no effect on total purchase price. The gross intangible assets of $72,600 have an estimated useful life of three years, a net book value of $49,005 as of December 31, 2020, and amortization expense of $23,595 for the year ended December 31, 2020.

Proforma Information (unaudited)

Singlepoint Direct Solar LLC

The following unaudited pro forma information presents the consolidated results of the Company’s operations and the results of the acquisition of the Acquired Assets as if the May 14, 2019 acquisition had been consummated on January 1, 2019. Such unaudited pro forma information is based on historical unaudited financial information with respect to the Acquired Assets acquisition and does not include operational or other charges which might have been affected by the Company. The unaudited pro forma information for the year ended December 31, 2019 presented below is for illustrative purposes only and is not necessarily indicative of the results which would have been achieved or results which may be achieved in the future:

Year Ended December 31,
2019
Net revenue	$4,098,382
Net loss	$(8,125,411)